ADVANCES FROM CUSTOMERS	12 Months Ended
Dec. 31, 2025
ADVANCES FROM CUSTOMERS
ADVANCES FROM CUSTOMERS

5. ADVANCES FROM CUSTOMERS

Advances from customers represent prepayments from customers and are recognized as revenue in accordance with the Group’s revenue recognition policy.

Advances from customers consist of the following and is analyzed as long-term and short-term portion respectively:

	December 31,
	2024	2025
Customer E	7,517	20,711
Customer F	27,201	13,969
Customer B	7,114	9,863
Others	16,844	17,451
Total	$58,676	$61,994
Less: Advances from customers – short-term portion	$37,192	$48,786
Advances from customers – long-term portion	$21,484	$13,208